Quarterly Holdings Report
for
Fidelity® SAI Investment Grade Securitized Fund
November 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IVG-NPRT1-0124
1.9908924.100
U.S. Treasury Obligations - 1.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 4.375% 8/15/43	13,188,000	12,604,843
U.S. Treasury Notes:
3.375% 5/15/33	10,000	9,241
3.5% 4/30/30	50,000	47,574
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,213,813)		12,661,658

U.S. Government Agency - Mortgage Securities - 135.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 32.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (b)(c)	7,287	7,360
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 5.183% 1/1/35 (b)(c)	2,132	2,156
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 3.94% 3/1/36 (b)(c)	7,825	7,922
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (b)(c)	1,432	1,451
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.999% 11/1/36 (b)(c)	1,735	1,754
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (b)(c)	16,579	16,783
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.375% 3/1/40 (b)(c)	6,310	6,439
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.47% 5/1/36 (b)(c)	2,156	2,191
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.617% 7/1/35 (b)(c)	1,845	1,867
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (b)(c)	7,731	7,844
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (b)(c)	13,953	14,235
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.724% 12/1/40 (b)(c)	184,100	186,696
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (b)(c)	8,067	8,225
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	1,641	1,653
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	11,635	11,727
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (b)(c)	2,792	2,812
1.5% 11/1/35 to 7/1/51	25,828,947	19,965,096
2% 2/1/28 to 3/1/52	81,988,261	68,194,690
2.5% 1/1/28 to 8/1/52 (d)	88,645,201	74,830,763
3% 2/1/31 to 2/1/52 (d)(e)	48,279,564	42,612,964
3.5% 7/1/34 to 3/1/52	9,510,266	8,600,578
4% 3/1/39 to 8/1/52	13,557,224	12,644,369
4.5% 5/1/25 to 11/1/52	13,345,181	12,628,248
5% 3/1/33 to 4/1/53	12,108,887	11,796,940
5.283% 8/1/41 (b)	90,291	89,274
5.5% 9/1/52 to 6/1/53 (e)	7,809,497	7,738,114
6% 11/1/52 to 6/1/53	5,600,454	5,647,177
6.5% 2/1/27 to 9/1/53	1,175,982	1,209,896
6.697% 2/1/39 (b)	35,835	36,314
7% to 7% 7/1/26 to 5/1/30	50,288	51,470
7.5% to 7.5% 8/1/25 to 9/1/32	64,931	68,072
8% 3/1/37	4,940	5,333
9% 10/1/30	16,168	17,189
TOTAL FANNIE MAE		266,417,602
Freddie Mac - 25.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.632% 3/1/36 (b)(c)	20,275	20,364
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.182% 12/1/40 (b)(c)	61,844	62,604
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	21,002	21,190
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (b)(c)	9,873	9,958
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (b)(c)	16,225	16,424
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (b)(c)	54,781	55,530
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (b)(c)	10,367	10,528
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (b)(c)	15,632	16,023
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (b)(c)	1,153	1,182
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.356% 5/1/34 (b)(c)	342	344
1.5% 7/1/35 to 6/1/51	13,823,141	10,839,002
2% 3/1/36 to 4/1/52	41,327,330	33,616,764
2.5% 1/1/28 to 4/1/52	64,319,268	53,666,211
3% 12/1/30 to 3/1/52	29,019,153	24,995,514
3.5% 3/1/32 to 4/1/52	22,293,648	20,070,297
4% 1/1/36 to 10/1/52	14,391,833	13,382,836
4% 4/1/48	4,498	4,169
4.5% 7/1/25 to 12/1/48	6,206,414	5,963,688
5% 7/1/33 to 8/1/53	13,783,872	13,396,767
5.5% 9/1/52 to 8/1/53	18,252,767	18,164,430
6% 3/1/24 to 7/1/53	5,932,329	6,041,185
6.5% 1/1/24 to 10/1/53 (e)	3,530,727	3,617,461
7% 3/1/26 to 9/1/36	82,845	85,728
7.5% 1/1/27 to 7/1/34	148,013	154,753
TOTAL FREDDIE MAC		204,212,952
Ginnie Mae - 35.8%
3% 6/15/42 to 4/15/45	831,073	734,005
3.5% 9/20/40 to 7/20/46	2,500,311	2,267,210
4% 7/20/33 to 5/20/49	7,360,653	6,899,589
4.5% 4/20/35 to 3/20/46	2,493,031	2,391,383
5% 5/15/39 to 4/20/48	713,436	703,862
5.5% 12/15/38 to 9/15/39	63,616	64,444
6.5% 10/15/34 to 7/15/36	24,235	24,911
7% to 7% 1/15/26 to 4/20/32	68,869	70,956
7.5% to 7.5% 1/15/24 to 11/15/29	12,522	12,842
8% 4/15/24 to 10/15/25	2,767	2,782
8.5% 11/15/27 to 10/15/28	4,383	4,503
2% 11/20/50 to 4/20/51	3,078,183	2,490,851
2% 12/1/53 (f)	14,650,000	11,830,742
2% 12/1/53 (f)	21,800,000	17,604,791
2% 12/1/53 (f)	10,000,000	8,075,592
2% 12/1/53 (f)	7,450,000	6,016,316
2% 12/1/53 (f)	5,773,000	4,662,039
2% 12/1/53 (f)	3,400,000	2,745,701
2% 12/1/53 (f)	100,000	80,756
2% 1/1/54 (f)	12,950,000	10,473,068
2% 1/1/54 (f)	6,500,000	5,256,752
2% 1/1/54 (f)	12,750,000	10,311,322
2% 1/1/54 (f)	9,550,000	7,723,382
2% 1/1/54 (f)	3,500,000	2,830,559
2.5% 8/20/51 to 12/20/51	11,143,541	9,201,352
2.5% 12/1/53 (f)	4,450,000	3,718,428
2.5% 12/1/53 (f)	11,500,000	9,609,422
2.5% 12/1/53 (f)	8,850,000	7,395,077
2.5% 12/1/53 (f)	3,525,000	2,945,497
2.5% 12/1/53 (f)	6,300,000	5,264,292
2.5% 1/1/54 (f)	13,400,000	11,210,676
2.5% 1/1/54 (f)	17,750,000	14,849,962
3% 12/1/53 (f)	7,000,000	6,062,522
3% 12/1/53 (f)	3,500,000	3,031,261
3% 12/1/53 (f)	10,625,000	9,202,042
3% 12/1/53 (f)	2,825,000	2,446,660
3% 12/1/53 (f)	350,000	303,126
3% 12/1/53 (f)	6,250,000	5,412,966
3% 1/1/54 (f)	14,150,000	12,267,668
3% 1/1/54 (f)	9,100,000	7,889,454
3.5% 12/1/53 (f)	8,400,000	7,513,027
3.5% 12/1/53 (f)	5,800,000	5,187,566
3.5% 1/1/54 (f)	5,350,000	4,789,680
3.5% 1/1/54 (f)	5,325,000	4,767,298
4% 12/1/53 (f)	6,500,000	5,989,530
5% 12/1/53 (f)	4,950,000	4,811,984
5% 12/1/53 (f)	4,650,000	4,520,349
5.5% 12/1/53 (f)	275,000	273,206
5.5% 12/1/53 (f)	50,000	49,674
5.5% 12/1/53 (f)	75,000	74,511
5.5% 1/1/54 (f)	200,000	198,633
6.5% 12/1/53 (f)	6,000,000	6,101,341
6.5% 12/1/53 (f)	6,000,000	6,101,341
6.5% 12/1/53 (f)	8,400,000	8,541,878
6.5% 12/1/53 (f)	2,400,000	2,440,536
6.5% 1/1/54 (f)	14,450,000	14,682,210
TOTAL GINNIE MAE		290,131,527
Uniform Mortgage Backed Securities - 41.5%
2% 12/1/53 (f)	8,150,000	6,340,492
2% 12/1/53 (f)	8,150,000	6,340,492
2% 12/1/53 (f)	24,450,000	19,021,477
2% 12/1/53 (f)	12,400,000	9,646,884
2% 12/1/53 (f)	6,750,000	5,251,328
2% 12/1/53 (f)	5,750,000	4,473,353
2% 12/1/53 (f)	5,225,000	4,064,917
2% 12/1/53 (f)	4,450,000	3,461,987
2% 12/1/53 (f)	3,900,000	3,034,101
2% 12/1/53 (f)	6,775,000	5,270,777
2% 12/1/53 (f)	5,175,000	4,026,018
2% 12/1/53 (f)	4,450,000	3,461,987
2% 12/1/53 (f)	5,175,000	4,026,018
2% 12/1/53 (f)	12,000,000	9,335,694
2% 1/1/54 (f)	41,900,000	32,656,051
2% 1/1/54 (f)	3,950,000	3,078,554
2% 1/1/54 (f)	13,800,000	10,755,454
2% 1/1/54 (f)	3,600,000	2,805,771
2% 1/1/54 (f)	10,350,000	8,066,590
2.5% 12/1/53 (f)	3,500,000	2,838,556
2.5% 12/1/53 (f)	1,050,000	851,567
2.5% 12/1/53 (f)	975,000	790,741
2.5% 12/1/53 (f)	475,000	385,233
2.5% 12/1/53 (f)	300,000	243,305
2.5% 12/1/53 (f)	950,000	770,465
2.5% 12/1/53 (f)	575,000	466,334
2.5% 1/1/54 (f)	3,950,000	3,208,759
3% 12/1/53 (f)	11,200,000	9,455,254
3% 12/1/53 (f)	8,350,000	7,049,229
3% 12/1/53 (f)	2,050,000	1,730,649
3% 12/1/53 (f)	1,600,000	1,350,751
3% 12/1/53 (f)	5,950,000	5,023,104
3% 12/1/53 (f)	6,350,000	5,360,791
3% 12/1/53 (f)	6,300,000	5,318,580
3% 12/1/53 (f)	750,000	633,164
3% 12/1/53 (f)	1,025,000	865,325
3% 12/1/53 (f)	200,000	168,844
3% 12/1/53 (f)	975,000	823,114
3% 12/1/53 (f)	200,000	168,844
3% 12/1/53 (f)	5,375,000	4,537,678
3% 12/1/53 (f)	200,000	168,844
3% 12/1/53 (f)	1,575,000	1,329,645
3% 12/1/53 (f)	1,400,000	1,181,907
3% 1/1/54 (f)	19,850,000	16,780,235
3% 1/1/54 (f)	7,900,000	6,678,280
3% 1/1/54 (f)	2,950,000	2,493,788
3% 1/1/54 (f)	7,300,000	6,171,069
3.5% 12/1/53 (f)	10,900,000	9,566,025
3.5% 12/1/53 (f)	5,850,000	5,134,059
3.5% 12/1/53 (f)	2,950,000	2,588,970
3.5% 12/1/53 (f)	3,000,000	2,632,851
3.5% 12/1/53 (f)	2,800,000	2,457,328
3.5% 1/1/54 (f)	6,800,000	5,972,311
3.5% 1/1/54 (f)	7,750,000	6,806,679
4% 12/1/53 (f)	5,050,000	4,588,006
4% 12/1/53 (f)	5,725,000	5,201,255
4% 12/1/53 (f)	4,100,000	3,724,916
4.5% 12/1/53 (f)	16,750,000	15,696,574
4.5% 12/1/53 (f)	2,050,000	1,921,073
4.5% 1/1/54 (f)	6,500,000	6,095,270
5% 12/1/38 (f)	3,900,000	3,800,977
5% 12/1/38 (f)	1,750,000	1,705,566
5.5% 12/1/53 (f)	7,425,000	7,321,169
5.5% 12/1/53 (f)	4,075,000	4,018,015
6.5% 12/1/53 (f)	2,425,000	2,464,405
6.5% 12/1/53 (f)	3,700,000	3,760,123
6.5% 12/1/53 (f)	3,950,000	4,014,186
6.5% 12/1/53 (f)	2,150,000	2,184,936
6.5% 1/1/54 (f)	2,875,000	2,920,482
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		336,537,176
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,094,532,005)		1,097,299,257

Asset-Backed Securities - 4.7%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	2,500,000	2,309,280
Series 2023-A1 Class A, 4.42% 5/15/28	7,730,000	7,605,414
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,660,633	2,655,386
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	377,000	383,584
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (g)	186,630	179,592
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (g)	274,401	275,526
Citi Mortgage Loan Trust Series 2007-1 Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.8074% 10/25/37 (b)(c)(g)	8,436	8,430
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (g)	225,000	225,343
Class A3, 5.64% 2/22/28 (g)	171,000	170,974
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (g)	596,000	603,399
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (g)	5,400,000	5,246,089
Series 2020-2 Class A, 1.06% 4/15/33 (g)	4,600,000	4,242,344
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (g)	740,000	730,061
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	136,566	136,279
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	359,000	360,787
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	174,000	173,530
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (g)	1,296,000	1,292,998
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (g)	10,472	7,793
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	243,000	241,203
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	1,000,000	1,002,866
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (g)	351,385	351,232
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (g)	1,600,000	1,605,644
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (g)	258,802	258,778
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (g)	975,259	820,258
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (g)	1,378,000	1,376,199
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (g)	273,403	272,644
Class A3, 4.93% 4/20/26 (g)	272,000	269,955
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(g)	799,771	763,832
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	938,000	915,089
Series 2023 2 Class A, 4.89% 4/13/28	790,000	782,925
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (g)	1,804,000	1,817,577
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (g)	457,000	454,514
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	144,279	143,838
Class A3, 4.66% 5/15/28	288,000	284,152
Series 2023-C Class A3, 5.15% 11/15/28	214,000	213,513
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	257,553	257,112
TOTAL ASSET-BACKED SECURITIES (Cost $38,261,785)		38,438,140

Collateralized Mortgage Obligations - 7.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.6%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (g)	227,785	214,517
Series 2021-E Class A1, 1.74% 12/25/60 (g)	1,810,674	1,476,314
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(g)	121,772	117,413
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(g)	29,321	28,845
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0386% 5/27/37 (b)(c)(g)	124,072	118,984
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(g)(h)	70,297	7
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (g)	984,708	880,382
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (g)	338,795	310,723
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (g)	975,194	866,969
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (g)	79,592	75,460
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (g)	139,233	122,133
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (g)	205,681	197,341
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (g)	345,775	325,037
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0974% 9/25/43 (b)(c)	275,345	257,421
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.0727% 9/25/33 (b)	31,953	30,418
TOTAL PRIVATE SPONSOR		5,021,964
U.S. Government Agency - 7.0%
Fannie Mae:
floater Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 12/25/33 (b)(i)(j)	29,166	3,919
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	27,949	28,238
Series 1999-32 Class PL, 6% 7/25/29	35,517	35,727
Series 1999-33 Class PK, 6% 7/25/29	25,494	25,665
Series 2001-52 Class YZ, 6.5% 10/25/31	4,148	4,223
Series 2005-39 Class TE, 5% 5/25/35	63,969	63,786
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3993% 8/25/35 (b)(c)(j)	1,990	1,986
Series 2012-149:
Class DA, 1.75% 1/25/43	29,759	26,880
Class GA, 1.75% 6/25/42	33,578	30,049
Series 2021-69 Class JK, 1.5% 10/25/51	447,941	358,616
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	32,121	32,400
Series 2001-31 Class ZC, 6.5% 7/25/31	12,594	12,646
Series 2002-16 Class ZD, 6.5% 4/25/32	7,387	7,530
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1074% 11/25/32 (b)(i)(j)	6,339	153
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	7,888	168
Series 2020-101 Class BA, 1.5% 9/25/45	463,564	387,358
Series 2020-43 Class MA, 2% 1/25/45	1,027,471	901,616
Series 2020-49 Class JA, 2% 8/25/44	175,516	155,146
Series 2020-80 Class BA, 1.5% 3/25/45	722,121	607,216
Series 2021-68 Class A, 2% 7/25/49	356,308	273,988
Series 2021-85 Class L, 2.5% 8/25/48	194,504	166,418
Series 2021-95:
Class 0, 2.5% 9/25/48	306,421	261,311
Class BA, 2.5% 6/25/49	466,605	397,850
Series 2021-96 Class HA, 2.5% 2/25/50	315,456	265,390
Series 2022-1 Class KA, 3% 5/25/48	304,865	269,651
Series 2022-11 Class B, 3% 6/25/49	552,011	495,001
Series 2022-13:
Class HA, 3% 8/25/46	773,970	706,847
Class JA, 3% 5/25/48	447,529	398,058
Series 2022-3:
Class D, 2% 2/25/48	771,634	661,089
Class N, 2% 10/25/47	2,486,249	2,072,216
Series 2022-30 Class E, 4.5% 7/25/48	886,023	844,923
Series 2022-4 Class B, 2.5% 5/25/49	231,563	197,929
Series 2022-49 Class TC, 4% 12/25/48	281,722	267,818
Series 2022-5:
Class 0, 2.5% 6/25/48	498,462	428,497
Class DA, 2.25% 11/25/47	1,456,146	1,247,232
Series 2022-7:
Class A, 3% 5/25/48	434,708	384,531
Class E, 2.5% 11/25/47	459,990	401,606
Series 2022-9 Class BA, 3% 5/25/48	593,725	527,849
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1974% 12/25/36 (b)(i)(j)	18,459	1,644
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9974% 5/25/37 (b)(i)(j)	9,962	1,015
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 3/25/33 (b)(i)(j)	6,726	653
Series 2005-79 Class ZC, 5.9% 9/25/35	60,404	60,413
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9646% 6/25/37 (b)(c)(j)	34,025	40,070
Series 2007-66 Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (b)(c)(j)	6,979	7,533
Series 2010-135 Class ZA, 4.5% 12/25/40	21,844	21,246
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	6,322	58
Series 2010-150 Class ZC, 4.75% 1/25/41	231,858	225,001
Series 2010-95 Class ZC, 5% 9/25/40	495,280	488,132
Series 2011-4 Class PZ, 5% 2/25/41	78,702	74,206
Series 2011-67 Class AI, 4% 7/25/26 (i)	2,866	58
Series 2012-100 Class WI, 3% 9/25/27 (i)	79,162	2,878
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (b)(i)(j)	7,270	53
Series 2013-133 Class IB, 3% 4/25/32 (i)	24,638	516
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (b)(i)(j)	31,435	2,910
Series 2013-51 Class GI, 3% 10/25/32 (i)	35,822	1,935
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2774% 6/25/35 (b)(i)(j)	55,198	3,802
Series 2015-42 Class IL, 6% 6/25/45 (i)	200,617	33,583
Series 2015-70 Class JC, 3% 10/25/45	254,230	238,147
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	121,154	20,551
Series 2020-45 Class JL, 3% 7/25/40	48,346	42,993
Series 2021-59 Class H, 2% 6/25/48	201,261	158,976
Series 2021-66:
Class DA, 2% 1/25/48	216,624	172,222
Class DM, 2% 1/25/48	230,210	183,023
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	14,941	2,884
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	9,267	1,531
Class 13, 6% 3/25/34 (i)	13,923	2,512
Series 359 Class 19, 6% 7/25/35 (b)(i)	8,060	1,514
Series 384 Class 6, 5% 7/25/37 (i)	26,751	4,522
Freddie Mac:
planned amortization class:
Series 2017-4676 Class VD, 4% 8/15/37	62,201	61,362
Series 2017-4746 Class PA, 4% 2/15/47	183,710	173,990
Series 2021-5141 Class JM, 1.5% 4/25/51	754,771	601,192
Series 2021-5148:
Class AD, 1.5% 10/25/51	441,002	353,508
Class PC, 1.5% 10/25/51	438,262	347,057
Series 2095 Class PE, 6% 11/15/28	35,684	36,015
Series 2104 Class PG, 6% 12/15/28	11,288	11,373
Series 2121 Class MG, 6% 2/15/29	14,821	14,931
Series 2154 Class PT, 6% 5/15/29	27,574	27,791
Series 2162 Class PH, 6% 6/15/29	3,440	3,461
Series 2520 Class BE, 6% 11/15/32	30,105	30,731
Series 2693 Class MD, 5.5% 10/15/33	425,892	424,156
Series 2802 Class OB, 6% 5/15/34	50,223	50,760
Series 3002 Class NE, 5% 7/15/35	39,729	39,489
Series 3189 Class PD, 6% 7/15/36	37,730	38,714
Series 3415 Class PC, 5% 12/15/37	13,827	13,649
Series 3806 Class UP, 4.5% 2/15/41	83,227	80,628
Series 3832 Class PE, 5% 3/15/41	167,573	166,027
Series 4135 Class AB, 1.75% 6/15/42	25,440	22,841
sequential payer:
Series 2015-4492 Class LB, 4% 3/15/44	42,460	41,916
Series 2015-4506 Class LB, 4% 4/15/44	80,526	79,462
Series 2015-4522 Class LB, 4% 6/15/44	57,532	56,745
Series 2015-4535 Class LB, 4% 8/15/44	57,211	56,433
Series 2016-4636 Class AE, 4% 7/15/42	105,159	103,718
Series 2017-4646 Class LA, 4% 9/15/45	141,670	137,634
Series 2017-4661 Class AC, 4% 4/15/43	74,407	73,199
Series 2020-4993 Class LA, 2% 8/25/44	981,979	870,243
Series 2020-5018:
Class LC, 3% 10/25/40	325,018	288,017
Class LY, 3% 10/25/40	246,655	218,639
Series 2020-5058 Class BE, 3% 11/25/50	909,546	771,273
Series 2021-5169 Class TP, 2.5% 6/25/49	367,565	310,388
Series 2021-5175 Class CB, 2.5% 4/25/50	1,125,186	947,110
Series 2021-5180 Class KA, 2.5% 10/25/47	228,522	199,204
Series 2022-5189:
Class DA, 2.5% 5/25/49	235,668	200,647
Class TP, 2.5% 5/25/49	377,476	321,339
Series 2022-5190:
Class BA, 2.5% 11/25/47	223,485	192,329
Class CA, 2.5% 5/25/49	316,131	268,938
Series 2022-5191 Class CA, 2.5% 4/25/50	269,711	227,301
Series 2022-5197:
Class A, 2.5% 6/25/49	316,132	269,072
Class DA, 2.5% 11/25/47	169,717	146,119
Series 2022-5198 Class BA, 2.5% 11/25/47	817,648	711,624
Series 2022-5200 Class C, 3% 5/25/48	2,277,104	2,044,561
Series 2022-5201 Class EB, 3% 2/25/48	7,010,641	6,304,270
Series 2022-5202:
Class AG, 3% 1/25/49	296,675	263,187
Class LB, 2.5% 10/25/47	181,215	155,667
Class UA, 3% 4/25/50	2,192,119	1,923,216
Series 2022-5248 Class A, 4% 4/15/48	1,387,792	1,333,754
Series 2114 Class ZM, 6% 1/15/29	4,818	4,859
Series 2135 Class JE, 6% 3/15/29	14,966	15,235
Series 2274 Class ZM, 6.5% 1/15/31	11,242	11,289
Series 2281 Class ZB, 6% 3/15/30	6,999	7,054
Series 2357 Class ZB, 6.5% 9/15/31	24,657	25,016
Series 2502 Class ZC, 6% 9/15/32	23,106	23,591
Series 3871 Class KB, 5.5% 6/15/41	158,719	162,262
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1615% 2/15/36 (b)(i)(j)	13,879	1,107
Series 1658 Class GZ, 7% 1/15/24	429	428
Series 2013-4281 Class AI, 4% 12/15/28 (i)	9,521	90
Series 2017-4683 Class LM, 3% 5/15/47	234,851	220,352
Series 2020-5000 Class BA, 2% 4/25/45	737,881	644,634
Series 2020-5041 Class LB, 3% 11/25/40	553,369	490,191
Series 2021-5083 Class VA, 1% 8/15/38	1,037,846	960,029
Series 2021-5133 Class BA, 1.5% 7/25/41	2,518,287	1,879,907
Series 2021-5176 Class AG, 2% 1/25/47	849,628	706,677
Series 2021-5182 Class A, 2.5% 10/25/48	1,481,281	1,259,075
Series 2022-5207 Class PA, 3% 6/25/51	5,195,561	4,460,911
Series 2022-5210 Class AB, 3% 1/25/42	1,563,617	1,413,639
Series 2022-5214 Class CB, 3.25% 4/25/52	3,974,899	3,622,267
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7615% 11/15/31 (b)(i)(j)	34,544	1,113
Series 2587 Class IM, 6.5% 3/15/33 (i)	12,167	2,020
Series 2933 Class ZM, 5.75% 2/15/35	140,276	142,518
Series 2935 Class ZK, 5.5% 2/15/35	150,658	152,702
Series 2947 Class XZ, 6% 3/15/35	76,192	77,902
Series 2996 Class ZD, 5.5% 6/15/35	96,048	96,767
Series 3237 Class C, 5.5% 11/15/36	123,241	123,507
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2215% 11/15/36 (b)(i)(j)	45,265	3,817
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1415% 6/15/37 (b)(i)(j)	34,636	3,497
Series 3949 Class MK, 4.5% 10/15/34	28,084	27,580
Series 4055 Class BI, 3.5% 5/15/31 (i)	18,558	271
Series 4149 Class IO, 3% 1/15/33 (i)	19,329	1,460
Series 4314 Class AI, 5% 3/15/34 (i)	5,260	114
Series 4427 Class LI, 3.5% 2/15/34 (i)	91,314	4,875
Series 4471 Class PA 4% 12/15/40	127,708	123,940
target amortization class Series 2017-4692 Class KB, 4% 10/15/46	381,100	362,693
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	13,233	13,276
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	561,161	451,756
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	361,349	305,563
Class GC, 2% 11/25/47	183,110	155,570
Series 2021-5164 Class M, 2.5% 7/25/48	368,902	312,055
Series 4386 Class AZ, 4.5% 11/15/40	354,376	338,880
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.246% 6/16/37 (b)(i)(j)	21,596	1,969
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 7/20/60 (b)(c)(k)	50,608	50,278
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (b)(c)(k)	48,223	47,853
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (b)(c)(k)	41,408	41,097
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (b)(c)(k)	15,251	15,188
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (b)(c)(k)	1,640	1,625
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8456% 1/20/49 (b)(c)	82,322	80,704
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9456% 10/20/49 (b)(c)	130,582	126,009
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8956% 2/20/49 (b)(c)	259,340	251,866
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	7,541	485
Series 2016-69 Class WA, 3% 2/20/46	107,765	97,046
Series 2017-134 Class BA, 2.5% 11/20/46	39,261	34,567
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	62,503	60,925
Series 2010-160 Class DY, 4% 12/20/40	349,177	332,060
Series 2010-170 Class B, 4% 12/20/40	76,994	73,203
Series 2017-139 Class BA, 3% 9/20/47	424,400	373,735
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.056% 5/16/34 (b)(i)(j)	39,167	2,471
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.756% 8/17/34 (b)(i)(j)	13,009	1,089
Series 2011-52 Class HI, 7% 4/16/41 (i)	143,834	21,074
Series 2013-149 Class MA, 2.5% 5/20/40	232,828	222,622
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	5,343	4,992
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (b)(c)(k)	436,623	434,903
TOTAL U.S. GOVERNMENT AGENCY		56,646,037
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,506,371)		61,668,001

Commercial Mortgage Securities - 18.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(g)	1,800,000	1,754,591
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (g)	259,000	232,756
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,557,188	1,433,815
Series 2018-BN10 Class A4, 3.428% 2/15/61	398,505	366,462
Series 2018-BN15 Class A3, 4.138% 11/15/61	2,450,553	2,308,593
Series 2020-BN25 Class XB, 0.532% 1/15/63 (b)(i)	6,959,678	156,809
Series 2021-BN33 Class XA, 1.167% 5/15/64 (b)(i)	4,829,317	251,471
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	600,000	557,415
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,480,783	1,367,721
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 6.5061% 9/15/56 (b)	400,000	406,591
Benchmark 2023-V3 Mtg Trust:
sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	700,000	716,133
Series 2023-V3 Class XA, 1.0535% 7/15/56 (b)	44,610,499	1,461,516
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8975% 12/15/62 (b)(i)	12,808,767	344,264
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(c)(g)	752,731	722,397
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	5,700,000	5,850,787
Bmo 2023-C6 Mtg Trust Series 2023-C6 Class XA, 0.9828% 9/15/56 (b)(i)	19,090,157	1,077,395
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(g)	4,039,509	3,968,737
BX Commercial Mortgage Trust floater Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (b)(c)(g)	529,080	519,109
BX Trust:
floater Series 2019-XL Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(c)(g)	1,389,548	1,377,202
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(g)	3,698,122	3,688,732
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(g)	2,489,053	2,441,372
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.110% 6.44% 12/15/37 (b)(c)(g)	1,650,000	1,640,679
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	250,000	229,142
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	1,583,583	1,473,385
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(g)	192,502	189,196
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6874% 11/15/36 (b)(c)(g)	246,797	240,886
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-P4 Class A4, 2.902% 7/10/49	2,000,000	1,844,106
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,400,000	1,356,496
Series 2015-GC33 Class XA, 1.021% 9/10/58 (b)(i)	7,605,633	93,358
Series 2016-P6 Class XA, 0.6964% 12/10/49 (b)(i)	6,156,144	81,898
Series 2019-GC41 Class XA, 1.1678% 8/10/56 (b)(i)	5,009,443	190,484
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,500,000	1,353,625
COMM Mortgage Trust:
sequential payer Series 2015-CR24 Class A5, 3.696% 8/10/48	1,230,000	1,179,518
Series 2014-CR20 Class XA, 1.0726% 11/10/47 (b)(i)	1,734,103	7,079
Series 2014-LC17 Class XA, 0.798% 10/10/47 (b)(i)	5,089,779	14,701
Series 2014-UBS6 Class XA, 0.9675% 12/10/47 (b)(i)	4,042,737	18,581
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(g)	5,968,152	5,954,696
Class B, CME Term SOFR 1 Month Index + 1.270% 6.6% 5/15/36 (b)(c)(g)	3,092,307	3,081,352
Series 2018-SITE Class A, 4.284% 4/15/36 (g)	331,695	330,379
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	1,797,313	1,736,069
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(g)	3,555,861	3,479,985
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5577% 11/15/38 (b)(c)(g)	459,465	447,931
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(g)	429,758	424,765
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	52,815	50,985
Series 2019-K088 Class A2, 3.69% 1/25/29	5,500,000	5,212,260
Series 2020-K115 Class A2, 1.383% 6/25/30	35,000	28,106
Series 2020-K117 Class A2, 1.406% 8/25/30	1,600,000	1,280,728
Series 2021-K124 Class A2, 1.658% 12/25/30	15,000	12,075
Series 2021-K127 Class A2, 2.108% 1/25/31	2,132,829	1,768,629
Series 2022-150 Class A2, 3.71% 9/25/32	98,719	89,795
Series 2022-K144 Class A2, 2.45% 4/25/32	1,700,000	1,407,879
Series 2022-K149 Class A2, 3.53% 8/25/32	3,600,000	3,232,970
Series 2022-K750 Class A2, 3% 9/25/29	8,437,000	7,665,513
Series 2023-154 Class A2, 4.35% 1/25/33	590,000	562,217
Series 2023-155 Class A2, 4.25% 4/25/33	400,000	377,982
Series 2023-K-153 Class A2, 3.82% 12/25/32	710,000	649,898
Series 2023-K751 Class A2, 4.412% 3/25/30	200,000	194,283
Series 2020-K119 Class A2, 1.566% 9/25/30	35,000	28,218
Series 2022 K748 Class A2, 2.26% 1/25/29	17,010,000	15,010,993
Series K086 Class A2, 3.859% 11/25/28	1,869,000	1,785,983
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3875% 9/15/31 (b)(c)(g)	1,723,041	1,705,149
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.473% 10/15/31 (b)(c)(g)	192,142	174,916
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(g)	512,351	491,644
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	2,619,000	2,505,021
Series 2018-GS10:
Class A4, 3.89% 7/10/51	1,500,000	1,387,825
Class A5, 4.155% 7/10/51	400,000	366,020
Class AAB, 4.106% 7/10/51	182,216	176,315
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,036,548	1,858,552
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,400,000	1,262,643
Series 2014-GC20 Class XA, 1.1459% 4/10/47 (b)(i)	1,207,875	29
Series 2015-GC34 Class XA, 1.3486% 10/10/48 (b)(i)	3,670,683	63,236
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(c)(g)	816,405	817,940
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 0.7169% 4/15/47 (b)(i)	652,769	537
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	2,461,201	2,376,311
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (g)	443,741	386,145
Class XAFX, 1.2948% 7/5/33 (b)(g)(i)	3,810,547	102,906
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (g)	126,923	118,248
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(g)	332,189	325,722
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1788% 10/15/48 (b)(i)	4,372,809	51,489
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.22% 8/15/33 (b)(c)(g)	704,715	584,902
sequential payer:
Series 2017-HR2:
Class A3, 3.33% 12/15/50	594,618	542,607
Class A4, 3.587% 12/15/50	560,000	513,130
Series 2018-L1 Class A3, 4.139% 10/15/51	5,000,000	4,662,648
Series 2019-L2 Class A3, 3.806% 3/15/52	7,100,000	6,488,375
Series 2019-MEAD Class A, 3.17% 11/10/36 (g)	562,697	514,302
Series 2019-MEAD Class B, 3.283% 11/10/36 (b)(g)	81,443	71,634
Series 2021-L6 Class XA, 1.325% 6/15/54 (b)(i)	1,067,531	59,180
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(g)	496,000	496,000
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(c)(g)	2,304,236	2,243,491
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.014% 7/15/36 (b)(c)(g)	2,200,000	2,151,646
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(g)	861,710	845,738
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(c)(g)	696,823	682,073
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	300,000	274,823
Series 2017-C7 Class XA, 1.1539% 12/15/50 (b)(i)	5,520,310	167,120
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(c)(g)	457,000	443,221
sequential payer:
Series 2012-C41 Class A3, 3.21% 11/15/50	5,000,000	4,545,149
Series 2017-C40 Class A3, 3.317% 10/15/50	6,565,000	6,043,545
Series 2018-C47 Class A3, 4.175% 9/15/61	4,824,318	4,532,622
Series 2015-C31 Class XA, 1.1032% 11/15/48 (b)(i)	3,828,544	52,253
Series 2017-C42 Class XA, 1.0052% 12/15/50 (b)(i)	7,359,282	206,331
Series 2018-C46 Class XA, 1.0822% 8/15/51 (b)(i)	3,769,801	87,223
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9805% 11/15/47 (b)(i)	2,867,368	11,487
Series 2014-LC14 Class XA, 1.3053% 3/15/47 (b)(i)	1,444,187	41
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $147,154,996)		146,120,882

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (l) (Cost $40,088,887)	40,080,871	40,088,887

TOTAL INVESTMENT IN SECURITIES - 172.2% (Cost $1,394,757,857)	1,396,276,825
NET OTHER ASSETS (LIABILITIES) - (72.2)%	(585,306,557)
NET ASSETS - 100.0%	810,970,268

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(12,950,000)	(10,457,892)
2% 12/1/53	(4,800,000)	(3,876,284)
2% 12/1/53	(6,500,000)	(5,249,135)
2% 12/1/53	(12,750,000)	(10,296,380)
2% 12/1/53	(9,550,000)	(7,712,190)
2% 12/1/53	(3,500,000)	(2,826,457)
2.5% 12/1/53	(13,400,000)	(11,197,065)
2.5% 12/1/53	(17,750,000)	(14,831,934)
3% 12/1/53	(14,150,000)	(12,254,954)
3% 12/1/53	(9,100,000)	(7,881,278)
3.5% 12/1/53	(5,350,000)	(4,785,083)
3.5% 12/1/53	(5,325,000)	(4,762,723)
5.5% 12/1/53	(200,000)	(198,695)
6.5% 12/1/53	(6,350,000)	(6,457,253)
6.5% 12/1/53	(3,150,000)	(3,203,204)

TOTAL GINNIE MAE		(105,990,527)

Uniform Mortgage Backed Securities
2% 12/1/53	(41,900,000)	(32,597,132)
2% 12/1/53	(3,950,000)	(3,072,999)
2% 12/1/53	(13,800,000)	(10,736,048)
2% 12/1/53	(3,600,000)	(2,800,708)
2% 12/1/53	(2,900,000)	(2,256,126)
2% 12/1/53	(10,350,000)	(8,052,036)
2% 12/1/53	(4,450,000)	(3,461,987)
2% 12/1/53	(12,000,000)	(9,335,694)
2% 12/1/53	(5,175,000)	(4,026,018)
2.5% 12/1/53	(3,950,000)	(3,203,513)
2.5% 12/1/53	(2,700,000)	(2,189,743)
3% 12/1/53	(19,850,000)	(16,757,749)
3% 12/1/53	(7,900,000)	(6,669,331)
3% 12/1/53	(2,950,000)	(2,490,446)
3% 12/1/53	(7,300,000)	(6,162,799)
3% 12/1/53	(975,000)	(823,114)
3% 12/1/53	(200,000)	(168,844)
3% 12/1/53	(1,575,000)	(1,329,645)
3% 12/1/53	(5,375,000)	(4,537,678)
3% 12/1/53	(200,000)	(168,844)
3.5% 12/1/53	(6,800,000)	(5,967,796)
3.5% 12/1/53	(7,750,000)	(6,801,532)
3.5% 12/1/53	(2,100,000)	(1,842,996)
4% 12/1/53	(700,000)	(635,961)
4.5% 12/1/53	(4,100,000)	(3,842,146)
4.5% 12/1/53	(6,500,000)	(6,091,208)
4.5% 12/1/53	(8,200,000)	(7,684,293)
4.5% 12/1/53	(2,200,000)	(2,061,640)
5% 12/1/38	(1,700,000)	(1,656,836)
5% 12/1/38	(3,950,000)	(3,849,707)
5% 12/1/53	(2,800,000)	(2,697,295)
5.5% 12/1/53	(7,425,000)	(7,321,169)
5.5% 12/1/53	(1,300,000)	(1,281,821)
5.5% 12/1/53	(5,800,000)	(5,718,893)
5.5% 12/1/53	(1,100,000)	(1,084,618)
6.5% 12/1/53	(2,875,000)	(2,921,717)
6.5% 12/1/53	(6,125,000)	(6,224,528)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(188,524,610)

TOTAL TBA SALE COMMITMENTS (Proceeds $290,069,379)		(294,515,137)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 4.04%, expiring November 2033	11/16/28	3,000,000	(117,431)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675, expiring September 2033.	9/20/28	2,500,000	(107,786)

TOTAL PUT SWAPTIONS			(225,217)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay annually a fixed rate of 4.04%, expiring November 2033	11/16/28	3,000,000	(128,749)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	2,500,000	(92,862)

TOTAL CALL SWAPTIONS			(221,611)
TOTAL WRITTEN SWAPTIONS			(446,828)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	402	Mar 2024	82,193,297	244,202	244,202
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	10	Mar 2024	1,230,000	14,508	14,508

TOTAL PURCHASED					258,710

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	213	Mar 2024	23,386,734	(122,574)	(122,574)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	623	Mar 2024	66,568,523	(312,754)	(312,754)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	150	Mar 2024	17,465,625	(85,881)	(85,881)

TOTAL SOLD					(521,209)

TOTAL FUTURES CONTRACTS					(262,499)
The notional amount of futures purchased as a percentage of Net Assets is 10.3%
The notional amount of futures sold as a percentage of Net Assets is 13.3%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	560,000	123,942	(160,184)	(36,242)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	850,000	188,125	(245,967)	(57,842)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	260,000	57,544	(60,778)	(3,234)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	250,000	55,331	(56,505)	(1,174)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130,000	28,772	(36,191)	(7,419)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	270,000	59,758	(66,911)	(7,153)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	480,000	106,236	(116,666)	(10,430)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	520,000	115,089	(122,842)	(7,753)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	280,000	61,971	(79,409)	(17,438)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	280,000	61,971	(74,921)	(12,950)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	780,000	172,633	(189,306)	(16,673)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	390,000	86,316	(97,640)	(11,324)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	26,559	(28,739)	(2,180)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	17,706	(18,645)	(939)

TOTAL BUY PROTECTION							1,161,953	(1,354,704)	(192,751)
Sell Protection
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	1,570,000	(47,167)	67,759	20,592

TOTAL CREDIT DEFAULT SWAPS							1,114,786	(1,286,945)	(172,159)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	41,580,000	(344,032)	0	(344,032)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	13,250,000	(144,526)	0	(144,526)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	1,260,000	(17,456)	0	(17,456)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	28,920,000	(626,969)	0	(626,969)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	3,150,000	(73,307)	0	(73,307)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	750,000	19,291	0	19,291
TOTAL INTEREST RATE SWAPS							(1,186,999)	0	(1,186,999)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,161,885.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,533,197.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,357,749 or 8.4% of net assets.

(h)	Level 3 security
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	23,034,885	100,760,038	83,706,036	227,870	-	-	40,088,887	0.1%
Total	23,034,885	100,760,038	83,706,036	227,870	-	-	40,088,887

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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